SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended					3 Months Ended					9 Months Ended		12 Months Ended
	Nov. 16, 2015	Nov. 13, 2015	Feb. 06, 2015	Sep. 30, 2015	Aug. 10, 2015	May. 31, 2015	Mar. 31, 2015	Oct. 31, 2014	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 19.00	$ 10.00				$ 10.00
Sale of Stock, Price Per Share										$ 9.50
Warrants, Term of Warrants						4 years
Debt Conversion, Original Debt, Amount									$ 689,455					$ 689,455		$ 474,477
Funding Initiative to Fund Software Development								$ 750,000								750,000
Proceeds from Convertible Debt														$ 2,123,068	$ 0	$ 0	$ 260,000
Class of Warrant or Right, Outstanding				715,264					715,264					715,264		447,436	220,997		206,840
Class of Warrant or Rights, Exercised														12,760
Proceeds from Warrant Exercises							$ 8,000							$ 119,366	$ 24,000	$ 44,000	$ 0
Series B Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.00					$ 10.00					$ 10.00						$ 10.00
Sale of Stock, Price Per Share																				$ 4.00
Warrants, Term of Warrants																	4 years
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.125	$ 3.125
Conversion of Stock, Shares Issued	130,955
Public Offering, Common Stock authorized	3,028,572
Public Offering, Warrants Authorized	3,028,572
Sale of Stock, Price Per Share	$ 3.49	$ 3.49
Sale of Warrant, Price per Share	$ 0.01
Warrants, Term of Warrants	5 years	5 years
Public Offering, Gross Proceeds	$ 10,600,000
Public Offering, Option Period	45 days
Subsequent Event [Member] | Series B Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.25
Conversion of Stock, Description	In return, we agreed to amend their warrants to reduce the exercise price from $10.00 per share to $6.25 per share, issue the Series B stockholders an additional aggregate 60,000 shares of the Company’s common stock, pay aggregate accrued dividends of up to $630,000 in cash within 30 days of the Company’s listing on The NASDAQ Capital Market and grant the Series B stockholders certain board and board observer rights.
Conversion of Stock, Shares Issued	420,000
Subsequent Event [Member] | Conversion of Debt #1 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 205,000
Subsequent Event [Member] | Conversion of Debt #2 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	313,000
Subsequent Event [Member] | Conversion of Debt #3 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 144,000
Convertible Debt [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 20.00		$ 7.50
Warrants, Term of Warrants					5 years
Debt Conversion, Original Debt, Amount			$ 65,000	$ 689,455								$ 20,000	$ 19,100
Proceeds from Convertible Debt										$ 30,000	$ 484,315
Debt Instrument, Interest Rate, Stated Percentage										2.00%								3.00%
Debt Instrument, Convertible, Conversion Price			$ 11.00							$ 11.00		$ 5.00				$ 5.00		$ 5.00
Convertible Debt [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Convertible Debt											$ 450,000
Debt Instrument, Term											3 years
Debt Instrument, Interest Rate, Stated Percentage							2.00%				2.00%
Debt Instrument, Convertible, Conversion Price							$ 11.00				$ 11.00
Equity Issued to Underwriters [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Public Offering, Common Stock authorized	454,286
Public Offering, Warrants Authorized	454,286
Warrant Exercise Price $10.00 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 10.00
Class of Warrant or Right, Outstanding																63,112
Class of Warrant or Rights, Aggregate Exercise Proceeds																$ 631,116
Warrant Exercise Price $10.00 [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Exercised											7,200
Proceeds from Warrant Exercises											$ 64,000